Asset Retirement Obligations - Expected Timing of Asset Retirement Obligations (Details) (USD $)	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Asset retirement obligations	$ 627,072	$ 727,336	$ 767,540
2013 [Member]
Asset retirement obligations	260,482
2014 [Member]
Asset retirement obligations	122,222
2015 [Member]
Asset retirement obligations	135,556
2016 [Member]
Asset retirement obligations	75,556
Thereafter [Member]
Asset retirement obligations	358,476
Total [Member]
Asset retirement obligations	952,292
Effect Of Discountl [Member]
Asset retirement obligations	$ (325,220)